UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03342

SIT MID CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: June 30, 2012

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments

Sit Mid Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Sit Mid Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 97.9%
Commercial Services - 0.5%
7,600	Factset Research Systems, Inc.	752,704

Consumer Durables - 4.9%
17,700	Fossil, Inc. *	2,336,046
11,900	Polaris Industries, Inc.	858,585
34,200	Snap-On, Inc.	2,085,174
39,900	Tupperware Brands Corp.	2,533,650

		7,813,455

Consumer Non-Durables - 4.9%
30,200	Coach, Inc.	2,333,856
41,800	Coca-Cola Enterprises, Inc.	1,195,480
112,500	Iconix Brand Group, Inc. *	1,955,250
36,000	Monster Beverage Corp. *	2,235,240

		7,719,826

Consumer Services - 2.8%
4,800	Chipotle Mexican Grill, Inc. *	2,006,400
60,600	International Game Technology	1,017,474
39,532	Marriott International, Inc.	1,496,286

		4,520,160

Electronic Technology - 10.2%
156,000	Atmel Corp. *	1,538,160
64,200	Broadcom Corp. *	2,523,060
89,800	Ciena Corp. *	1,453,862
13,500	F5 Networks, Inc. *	1,821,960
46,700	Linear Technology Corp.	1,573,790
45,600	Riverbed Technology, Inc. *	1,280,448
80,800	Skyworks Solutions, Inc. *	2,234,120
30,100	Synaptics, Inc. *	1,098,951
42,500	Veeco Instruments, Inc. *	1,215,500
29,700	VeriFone Systems, Inc. *	1,540,539

		16,280,390

Energy Minerals - 4.5%
14,400	Apache Corp.	1,446,336
32,500	Gulfport Energy Corp. *	946,400
19,400	Marathon Petroleum Corp.	841,184
31,500	Murphy Oil Corp.	1,772,505
32,800	Southwestern Energy Co. *	1,003,680
18,800	Walter Energy, Inc.	1,113,148

		7,123,253

Finance - 6.8%
20,350	ACE, Ltd.	1,489,620
17,700	Affiliated Managers Group, Inc. *	1,979,037
29,000	Ameriprise Financial, Inc.	1,656,770
7,200	IntercontinentalExchange, Inc. *	989,424
47,700	Marsh & McLennan Cos., Inc.	1,564,083
27,100	Signature Bank/New York NY *	1,708,384

Quantity	Name of Issuer	Fair Value ($)
21,400	T Rowe Price Group, Inc.	1,397,420

		10,784,738

Health Services - 2.7%
45,100	Allscripts Healthcare Solutions, Inc. *	748,660
37,800	Express Scripts, Inc. *	2,048,004
9,400	Laboratory Corp. of America Holdings *	860,476
7,500	Stericycle, Inc. *	627,300

		4,284,440

Health Technology - 9.8%
24,800	Allergan, Inc.	2,366,664
92,100	Amylin Pharmaceuticals, Inc. *	2,298,816
26,300	Celgene Corp. *	2,038,776
18,700	Edwards Lifesciences Corp. *	1,360,051
13,400	IDEXX Laboratories, Inc. *	1,171,830
5,446	Intuitive Surgical, Inc. *	2,950,370
29,450	Thermo Fisher Scientific, Inc.	1,660,391
27,300	Thoratec Corp. *	920,283
12,600	Varian Medical Systems, Inc. *	868,896

		15,636,077

Industrial Services - 4.4%
9,800	CARBO Ceramics, Inc.	1,033,410
47,000	Chicago Bridge & Iron Co. NV	2,029,930
17,100	National Oilwell Varco, Inc.	1,358,937
14,950	Schlumberger, Ltd.	1,045,454
43,000	Seadrill, Ltd.	1,612,930

		7,080,661

Non-Energy Minerals - 2.0%
13,600	Allegheny Technologies, Inc.	559,912
18,400	Haynes International, Inc.	1,165,640
116,000	Stillwater Mining Co. *	1,466,240

		3,191,792

Process Industries - 8.8%
17,200	Airgas, Inc.	1,530,284
39,500	Albemarle Corp.	2,524,840
15,300	CF Industries Holdings, Inc.	2,794,545
58,200	Ecolab, Inc.	3,592,104
15,600	FMC Corp.	1,651,416
36,700	Scotts Miracle-Gro Co.	1,987,672

		14,080,861

Producer Manufacturing - 11.4%
31,600	AGCO Corp. *	1,491,836
40,125	AMETEK, Inc.	1,946,464
34,700	Cooper Industries, PLC	2,219,065
29,300	Cummins, Inc.	3,517,172
19,300	Flowserve Corp.	2,229,343
13,900	Precision Castparts Corp.	2,403,310
25,500	SPX Corp.	1,977,015

See accompanying notes to schedule of investments.
MARCH 31, 2012	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Sit Mid Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
45,000	Trimble Navigation, Ltd. *	2,448,900

		18,233,105

Retail Trade - 9.7%
58,100	Dick’s Sporting Goods, Inc.	2,793,448
28,300	Lululemon Athletica, Inc. *	2,113,444
67,100	Macy’s, Inc.	2,665,883
18,300	Nordstrom, Inc.	1,019,676
87,800	TJX Cos., Inc.	3,486,538
35,800	Ulta Salon Cosmetics & Fragrance, Inc.	3,325,462

		15,404,451

Technology Services - 10.8%
47,100	ANSYS, Inc. *	3,062,442
21,200	Citrix Systems, Inc. *	1,672,892
43,300	Cognizant Technology Solutions Corp. *	3,331,935
31,200	Informatica Corp. *	1,650,480
3,000	priceline.com, Inc. *	2,152,500
7,500	Salesforce.com, Inc. *	1,158,825
31,000	Teradata Corp. *	2,112,650
27,500	Ultimate Software Group, Inc. *	2,015,200

		17,156,924

Quantity	Name of Issuer	Fair Value ($)
Transportation - 2.1%
24,100	CH Robinson Worldwide, Inc.	1,578,309
38,700	Expeditors International of Washington, Inc.	1,799,937

		3,378,246

Utilities - 1.6%
51,500	Calpine Corp. *	886,315
25,100	UGI Corp.	683,975
25,600	Wisconsin Energy Corp.	900,608

		2,470,898

Total Common Stocks (cost: $103,699,103)		155,911,981

Total Investments in Securities - 97.9% (cost: $103,699,103)		155,911,981
Other Assets and Liabilities, net 2.1%		3,395,749

Total Net Assets - 100.0%		$159,307,730

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the inputs used to value the Fund’s net assets as of March 31, 2012 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	155,911,981	—	—	155,911,981

Total:	155,911,981	—	—	155,911,981

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2, and 3.

See accompanying notes to schedule of investments.
2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of March 31, 2012 is included with the Fund’s schedule of investments.

At March 31, 2012, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Mid Cap Growth	$57,341,559	($5,128,681)	$52,212,878	$103,699,103

3

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:	/s/ PAUL E. RASMUSSEN
Paul Rasmussen
Vice President and Treasurer

Date:	April 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ PAUL E. RASMUSSEN
Paul Rasmussen
Vice President and Treasurer

Date:	April 26, 2012

By:	/s/ ROGER J. SIT
Roger J. Sit
Chairman

Date:	April 26, 2012